MERGER WITH FRONTLINE 2012 (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Nov. 30, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Amortization of time charter contract value	$ 6,800	$ 1,300
Goodwill	$ 225,273	$ 225,273	$ 112,452		$ 0
Reverse acquisition [Member]
Business Acquisition [Line Items]
Total purchase price consideration				$ 558,571
Fair value of net assets acquired and liabilities assumed				(333,298)
Reverse stock split [Member]
Business Acquisition [Line Items]
Goodwill				$ 225,273